Private Placement (Details) (USD $)	1 Months Ended		3 Months Ended
	Sep. 30, 2012	Oct. 31, 2011	Sep. 30, 2012	Dec. 31, 2011	Mar. 31, 2012
Class of Stock [Line Items]
Number of units to be issued	1,111,111	2,500,000
Price per unit	$ 0.9	$ 0.6
Number of shares of common stock per unit	1	1
Expiration date	Dec. 31, 2012		Oct. 31, 2012
Proceeds from issuance of private placement	$ 428,000			$ 704,870
Common stock and warrants issued for cash, shares	475,556			1,174,785
Proceeds allocated to common stock				416,585
Stock payable	428,000		428,000
Series D Warrant [Member]
Class of Stock [Line Items]
Number of warrants per unit	1
Exercise Price	1.25		1.25
Warrant, exercise period	36 months
Common stock, warrants Issued	475,556		475,556
Series A Warrant [Member]
Class of Stock [Line Items]
Number of warrants per unit		1
Exercise Price	1.25		1.25		1.25
Warrant, exercise period		2 years
Common stock, warrants Issued		1,174,785
Fair value of warrants				569,383
Fair value assumption, expected volatility				167.90%
Fair value assumption, risk-free interest rate				0.27%
Fair value assumption, expected lives				2 years
Fair value assumption, dividend yield				0.00%
Proceeds allocated to warrants				$ 288,285